Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Party-in-interest transactions include, but are not limited to, those with fiduciaries or employees of the Plan, any person who provides services to the Plan, an employer whose employees participate in the Plan, an employer organization whose members participate in the Plan, a person who owns 50 percent or more of such an employer or employee association, or relatives of such persons. Transactions for the Trust are managed by the Plan Trustee, and Fidelity Investments Institutional Operations Company (“Fidelity Investments”), the Plan’s record keeper, and therefore transactions with the Plan Trustee and Fidelity Investments qualify as party-in-interest transactions. Participant loan transactions also qualify as party-in-interest transactions. Each party-in-interest transaction with the Plan is intended to satisfy a statutory or regulatory exemption so as to avoid constituting a nonexempt prohibited transaction under ERISA.